SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Mar. 31, 2025	Sep. 30, 2024
Electronic equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, useful life	3 years	3 years
Electronic equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, useful life	5 years	5 years
Office furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, useful life	5 years	5 years
Transportation equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, useful life	5 years	5 years